BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                            Annual Report
                            June 30, 1998

                                                    August 15, 1998

Dear Shareholders:

We are very pleased to present the 1998 Annual Report of the Bullfinch Fund, Inc. This report contains the Independent Auditors' Report and the audited statements for both the Unrestricted Series and the Western New York Series.

This is our first Annual Report and this first year has been very exciting for the Fund. We introduced the Unrestricted Series on July 24, 1997. The Western New York Series became effective on December 30, 1997.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF
                            JUNE 30, 1998 AND 1997
                                 TOGETHER WITH
                         INDEPENDENT AUDITORS' REPORT

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             1850 South Winton Road
                             Rochester, NY 14628
                                  716-244-2000
                                Fax 716-244-5611

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 1998 and 1997, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for a share outstanding for the year ended June 30, 1998 and for the period from inception (February 1, 1997) to June 30, 1997. These financial statements and financial highlights and related ratios/supplemental data for a share outstanding are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data for a share outstanding based on our audits.

We conducted our audits in accordance with generally accepted auditing stand-ards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include-ed confirmation of securities owned as of June 30, 1998 and 1997, by corre-spondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights and related ratios/supplemental data for a share outstanding referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within Bullfinch Fund, Inc.) as of June 30, 1998 and 1997, and the results of its operations, the change in its assets and the financial highlights and related ratios/supplemental data for a share outstanding for the year ended June 30, 1998 and for the period from inception (February 1, 1997) to June 30, 1997, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Rochester, New York
August 27, 1998

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1998 AND 1997

ASSETS
                                                            1998         1997
Investments in securities, at fair value,
 identified cost $641, 167 and $104,898 respectively     $ 645,514    $ 113,175
Cash                                                       100,384        8,411

Accrued interest and dividends                               1,193          547

Prepaid expenses                                             2,255        1,710

Due from Investment Adviser                                  3,303

Due from Western New York Series                             2,032

Organization expenses, net of accumulated
 amortization of $1,257 and $444, respectively               2,081        4,883
                                                          ---------------------
Total assets                                             $ 756,762    $ 128,726
                                                          =====================
LIABILITIES
Accounts payable                                             5,943        7,126
                                                          ---------------------

NET ASSETS
Net assets (equivalent to $10.99 and $10.74 per share
 based on 68,320.177 and 11,325.987 shares of common
 stock outstanding)                                      $  750,819   $ 121,600
                                                         ======================

COMPOSITION OF NET ASSETS
   Shares of common stock                                $  746,336     113,260

   Accumulated net investment income                            136          63

   Net unrealized depreciation on investments                 4,347       8,277
                                                         ----------------------

Net assets at June 30, 1998                              $  750,819     121,600
                                                         ======================

	The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 1998

                                               Historical
Common Stocks - 84.3%               Shares           Cost          Value
   Computer software - 24.6%
      Oracle Corporation             4,000     $  109,061      $  98,250
      Network Associates, Inc.         750         23,371         35,906
                                                 ---------       --------

                                                  132,432        134,156
   Instruments - 11.0%
      Thermedics, Inc.               2,500         42,338         30,937
      Coherent, Inc.                 1,700         34,250         29,166
                                                 ---------       --------
                                                   76,558         60,103
   Airline - 9.1%
      ASA Holdings, Inc.             1,000         29,097         49,625

   Shoes and Leather - 6.9%
      Wolverine World Wide           1,700         36,106         37,400

   Mining - 6.8%
      Brush Wellman, Inc.            1,800         41,478         37,013

   Automotive Parts - 6.5%
      Standard Motor Products, Inc.    200          2,800          4,450
      Superior Industries Intl       1,100         30,862         31,006
                                                 ---------       --------
                                                   33,662         35,456
   Utilities - 6.0%
      Empire District Electric Co.   1,250         21,665         26,094
      Texas Utilities Company          110          4,455          4,578
      Nevada Power Company              80          1,620          2,060
                                                ---------       --------
                                                   27,740         32,732

   Banking and Finance - 5.9%
      Fiserv, Inc.                     750         22,369         31,852

   Electronics Components - 5.8%
      Park Electrochemical Corp.     1,500         41,436         31,688

   Industrial Services - 5.5%
      Olsten Corporation             2,650         44,142         29,647

   Medical Products and Supplies - 4.5%
      Mentor Corporation               700         17,963         16,975
      Vital Signs, Inc.                100          7,760          7,300
                                                 ---------       --------
                                                   25,723         24,275
   Leisure and Recreational - 2.3%
      International Game Technology    150          2,797          3,637
      Jackpot Enterprises, Inc.        726          7,804          9,120
                                                ---------       --------
                                                   10,601         12,757
   Retail - 2.2%
      Dollar General Corporation       243          3,857          9,614
      Toys R Us, Inc. Holding Company  100          2,500          2,344
                                                 ---------       --------
                                                    6,357         11,958
   Beverage - 1.5%
      Pepsico Incorporated             200          6,975          8,238

   Pre-Fab Housing - 0.6%
      Skyline Corporation              100          2,338          3,262

   Telecommunications - 0.4%
      Vertex Communications Corp.      100          2,125          2,350

   Entertainment - 0.3%
      Walt Disney Holding Co.           16          1,166          1,681

   Restaurants/Food Service - 0.01%
      Tricon Global Restaurant, Inc.    20              -            634
                                                ---------      ---------
TOTAL COMMON STOCKS                             $ 540,335      $ 544,827
                                                ---------      ---------
U.S. Government Obligations - 15.7%
   U.S. Treasury Note - 100%      $100,000      $ 100,832      $ 100,687
                                                ---------      ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS               $ 100,832      $ 100,687
                                                ---------      ---------

                                                $ 641,167      $ 645,514
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
              FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
              FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                           1998          1997
INVESTMENT INCOME:
   Dividends                                            $   8,559    $   1,634
   Interest                                                 5,301            -
                                                        ---------    ---------
                                                           13,860        1,634


EXPENSES:
   Management Fees                                          6,599          589
   Reimbursement of Management Fees                        (3,303)           -
   Custody Fee                                                  -           35
   Legal and Professional                                   3,000            -
   Director's Fee                                             900            -
   Amortization                                               814          444
   Fidelity Bond                                              689            -
   Taxes                                                      637            -
   Registration Fees                                          676            -
   Bank Service Charges                                       404            -
   Dues and Subscriptions                                     110          228
                                                          --------------------
                                                           10,526        1,296
                                                          --------------------
Investment income - net                                     3,334          338
                                                          --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain from securities transactions                   18         514
   Unrealized appreciation (depreciation)
      during the period                                     (3,930)      8,277
                                                          --------------------
Net gain (loss) on investments                              (3,912)      8,791
                                                          ====================

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $   (578)      9,129
                                                          ====================

	The accompanying notes are an integral part of these statements.


                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
             FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                             1998       1997
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income - net                                $  3,334   $    338
   Net realized gain from securities transaction                18        514
   Net change in unrealized appreciation of investments     (3,930)     8,277
                                                          -------------------
Increase (decrease) in net assets from operations             (578)     9,129


CAPITAL SHARE TRANSACTIONS
  Sales (73,972.543 and 11,247.184 shares)                  832,796   112,471
  Redemptions (17,275.449 shares)                          (202,999)        -
                                                          -------------------
       Total capital share transactions                     629,797   112,471
                                                          -------------------
       Increase in net assets                               629,219   121,600


NET ASSETS:
   Beginning of period                                      121,600         -
                                                          -------------------
   End of period                                          $ 750,819 $ 121,600
                                                          ===================

	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 1998 AND 1997


(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Fund sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

	The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Series intends to distribute its net investment income and net realized capital gains to its shareholders on June 30, 1998 and 1997 in the form of stock dividends equal to 297.096 and 78.803 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      For the period ended June 30, 1997, the Series purchased $50,377 of U.S. Government obligations and $5,541 of common stock. During the same per-iod, the Series sold $7,663 of common stock and $256 of short-term in-vestments.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.

      At June 30, 1997, the gross unrealized appreciation for all securities totaled $9,862 and the gross unrealized depreciation for all securities totaled $1,585, or a net unrealized appreciation of $8,277. The aggre-gate cost of securities for federal income tax purposes at June 30, 1997 was $104,898.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1997                   11,247.184     $   112,471
      Shares issued in 6/30/97 stock dividend       78.803               -
                                                ----------     -----------
                                                11,325.987         112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543     $   832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------
                                                68,320.177         742,268
                                                ==========     ===========




                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
              FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997

                                                           1998        1997
NET ASSET VALUE, beginning of period                    $ 10.74     $ 10.00

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                                   -         .03

	Net gain on securities both realized and unrealized   .30         .78
                                                        -------------------
                                                            .30         .81
                                                        -------------------
STOCK DIVIDEND                                             (.05)       (.07)
                                                        -------------------
NET ASSET VALUE, end of period                          $ 10.99     $ 10.74
                                                        ===================

NET ASSETS, end of period                             $ 750,819   $ 121,600
                                                        ===================


                                                        Actual       Actual *
RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.0%         1.1% *

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      0.6%          .3% *

PORTFOLIO TURNOVER RATE                                     -          6.9% *

* The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF

                                 JUNE 30, 1998

                                 TOGETHER WITH

                         INDEPENDENT AUDITORS' REPORT



                               BONADIO & CO, LLP
                          Certified Public Accountants
                             1850 South Winton Road
                             Rochester, NY 14628
                                  716-244-2000
                                Fax 716-244-5611

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 1998, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for a share outstanding for the period from inception (September 29, 1997)to June 30, 1998. These financial statements and financial highlights and related ratios/supplemental data for a share outstanding are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data for a share outstanding based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reason-able basis for our opinion.

In our opinion, the financial statements, the financial highlights and related ratios/supplemental data for a share outstanding referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within Bullfinch Fund, Inc.) as of June 30, 1998, and the results of its operations, the change in its assets and the financial highlights and related ratios/supplemental data for a share outstanding for the period from inception (September 29, 1997) to June 30, 1998, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Rochester, New York
August 27, 1998

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1998

ASSETS
                                                            1998
Investments in securities, at fair value,
 identified cost $136,357                                $ 139,428

Cash                                                        36,013

Accrued interest and dividends                                 172

Prepaid expenses                                             1,070

Due from Investment Adviser                                  3,016

Organization expenses, net of accumulated
 amortization of $324                                        3,015
                                                          ---------------------
Total assets                                               182,714
                                                          ---------------------
LIABILITIES
Accounts payable                                             4,452

Due to Unrestricted Series                                   2,032
                                                          ---------------------
                                                             6,484

NET ASSETS
Net assets (equivalent to $10.45 per share
 based on 16,868.067 shares outstanding)                $  176,230
                                                         ======================

COMPOSITION OF NET ASSETS
   Shares of common stock                                $  173,149

   Accumulated net investment income                             10

   Net unrealized appreciation on investments                 3,071
                                                         ----------------------

Net assets at June 30, 1998                              $  176,230
                                                         ======================

	The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 1998

                                               Historical
Common Stocks - 100%               Shares           Cost          Value
   Electrical Equipment - 12.2%
      ACME Electric Corporation      1,750     $    9,171      $   8,422
      PSC, Inc.                        950          9,437          8,609
                                                 ---------       --------

                                                   18,608         17,031
   Industrial Materials - 10.5%
      American Precision Industries    550          9,776          8,388
      Servotronics, Inc.               600          5,624          6,300
                                                 ---------       --------
                                                   15,400         14,688
   Industrial Services - 8.9%
      American Locker Group, Inc.      400          2,544         12,000

   Medical Services - 6.1%
      Rural/Metro Corporation          650         11,157          8,450

   Machinery - 5.9%
      Columbus McKinnon Corporation    100          2,344          2,600
      Gleason Corporation              200          5,373          5,625
                                                 ---------       --------
                                                    7,717          8,225
   Furniture - 5.5%
      Bush Industries, Inc.            350          9,107          7,613

   Electronic Components - 5.4%
      Astronics Corporation            550          5,021          7,563

   Apparel - 5.2%
      Hartmarx Corporation             950          7,484          7,184

   Real Estate and Related - 5.1%
      Sovran Self Storage              250          6,892          7,062

   Computer Services - 4.8%
      Computer Task Group, Inc.        200          6,681          6,700

   Computer Hardware - 4.8%
      Performance Technologies, Inc.   600          8,232          6,750

   Manufacturing - 4.7%
      Mark IV Industries, Inc.         300          6,462          6,487

   Computer Software - 4.5%
      Comptek Research, Inc.           700          4,971          6,213

   Office Equipment - 4.2%
      Danka Business Systems, ADR      500          7,834          5,906

   Steel - 3.7%
      Gibraltar Steel Corporation      250          4,820          5,125

   Medical Products and Supplies - 3.5%
      Bausch & Lomb, Inc.              100          3,944          5,012

   Commercial Services - 2.9%
      Paychex, Inc.                    100          4,412          4,069

   Environment Services - 2.4%
      Sevenson Environmental Srvs, Inc 400          5,071          3,350
                                                ---------      ---------
TOTAL COMMON STOCK                              $ 136,357      $ 139,428
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENT OF OPERATIONS
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                               TO JUNE 30, 1998


INVESTMENT INCOME:
   Dividends                                            $   1,705
   Interest                                                 1,121
                                                        ---------
                                                            2,826
                                                        ---------
EXPENSES:
   Management Fees                                          1,214
   Reimbursement of Management Fees                        (3,016)
   Legal and Professional                                   3,000
   Director's Fee                                             300
   Amortization                                               324
   Fidelity Bond                                              230
   Taxes                                                      238
   Registration Fees                                          341
                                                          --------------------
                                                            2,631
                                                          --------------------
Investment income - net                                       195
                                                          --------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Unrealized appreciation during the period                 3,071
                                                          --------------------
   Net gain on investments                                   3,071
                                                          --------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  3,266
                                                          ====================

	The accompanying notes are an integral part of these statements.


                           WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF CHANGES IN NET ASSETS
             FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998


DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income - net                                $    195

   Net change in unrealized appreciation of investments      3,071
                                                          -------------------
Increase in net assets from operations                       3,266


CAPITAL SHARE TRANSACTIONS (16,850.33 shares)               172,964
                                                          -------------------

       Increase in net assets                               176,230


NET ASSETS:
   Beginning of period                                            -
                                                          -------------------
   End of period                                          $ 176,230
                                                          ===================

	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with in important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

	The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Fund has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of stock dividends equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------

                                                16,868.067         172,964
                                                ==========     ===========




                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998


NET ASSET VALUE, beginning of period                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                                 .02

	Net gain on securities both realized and unrealized   .44
                                                        -------------------
                                                            .46
                                                        -------------------
STOCK DIVIDEND                                             (.01)
                                                        -------------------
NET ASSET VALUE, end of period                          $ 10.45
                                                        ===================

NET ASSETS, end of period                             $ 176,230
                                                        ===================


                                                        Actual*
RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.0%*

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      0.2%*

PORTFOLIO TURNOVER RATE                                     -

* The ratios presented were calculated using operating data for the five month period from inception (September 29, 1997) to June 30, 1998.


	The accompanying notes are an integral part of these statements.